Note 28 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Minority interest [Line Items]
Non-controlling interests	€ 4,839	€ 4,441
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	1,396	1,315
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	2,080	2,004
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	913	729
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	65	53
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	191	133
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	€ 196	€ 206